Trade receivables, tax receivables and other current assets - Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables, tax receivables and other current assets
Trade receivables and others	€ 3,807	€ 0	€ 4,000
Average payment period for trade receivables	30 days
AbbVie
Trade receivables, tax receivables and other current assets
Trade receivables and others			4,000
3 months or less
Trade receivables, tax receivables and other current assets
Trade receivables and others	€ 3,807	€ 0	€ 4,000